Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues
Total revenues
Cost of revenues
Gross profit
Operating expenses:
Selling, general and administrative	34,924	20,390
Officer and director compensation (including stock-based compensation of $109,147 and $0, respectively)	149,619
Professional and consulting (including stock-based compensation of $163,000 and $0, respectively)	273,781	11,335
Provision for doubtful accounts	2,675	(12,665)
Depreciation and amortization of property and equipment	10,992	22,343
Total operating expenses	471,991	22,343
Operating (loss)	(471,991)	(41,403)
Other income/(expense):
Derivative liability income	76,556
Interest expense (including amortization of debt discounts of $116,643 and $0, respectively)	(199,126)	(95,309)
Gain on settlement of accounts payable		44,336
Loss on conversions of notes payable	(138,009)
Total other income (expense)	(260,579)	(50,973)
Net (loss)	$ (732,570)	$ (92,376)
Net loss per common share:
Basic and diluted net loss per common share	$ 0.01	$ (0.00)
Basic and diluted weighted-average common shares outstanding	110,581,886	105,051,540